Deferred Revenue	12 Months Ended
Dec. 31, 2021
Deferred Revenue [Abstract]
DEFERRED REVENUE

NOTE 8 – DEFERRED REVENUE

The following table represents the changes in deferred revenue for the year ended December 31, 2021:

Deferred Revenue
Balance at December 31, 2020	$-

Increase due to the business combinations	483
Change in deferred revenue	179

Balance at December 31, 2021 (*)	$662

●	Includes $415 thousand under long term deferred revenue in the Company’s consolidated balance sheets as of December 31, 2021.